SUPPLEMENT DATED APRIL 28, 2025
                      TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT FIVE
                     Seasons Triple Elite Variable Annuity
                      Seasons Advisor II Variable Annuity
                 Seasons Preferred Solutions Variable Annuity
                      Seasons Advantage Variable Annuity
                        Seasons Elite Variable Annuity
                    Seasons Select II Rewards Variable Annuity
                     Seasons Advisor III Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      FS VARIABLE ANNUITY ACCOUNT FIVE
                    Seasons Triple Elite Variable Annuity
                      Seasons Select II Variable Annuity
                        Seasons Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025, unless noted otherwise.
All references in the prospectus are updated accordingly.

*	The SA American Century Inflation Protection Portfolio was renamed
        SA American Century Inflation Managed Portfolio.

*	The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed
        SA Franklin Allocation Moderately Aggressive Portfolio and
        Franklin Advisers, Inc. became its subadvisor.

*	The SA T. Rowe Price Growth Stock Portfolio of Seasons Series Trust merged into SA MFS Blue Chip Growth Portfolio of SunAmerica Series Trust, which was then renamed SA MFS Large Cap Growth Portfolio.

*	The Class 1 and Class 2 Shares of the Target Underlying Funds merged into
        Class 1 Share of the Acquiring Underlying Funds and Class 3 Shares of the Target Underlying Funds merged into Class 3 Shares of the Acquiring Underlying Funds as show in the table below. Accordingly, all references to the Target Underlying Funds have been removed from the prospectus.

---------------------------------------------  -------------------------------
Target Underlying Funds                            Acquiring Underlying Funds
       Advisor
(Removed as of April 28, 2025)
---------------------------------------------  --------------------------------
SA Multi-Managed Income Portfolio              SA Allocation Balanced Portfolio
---------------------------------------------  --------------------------------
SA Multi-Managed Growth Portfolio              SA Allocation Growth Portfolio
---------------------------------------------  --------------------------------
SA Multi-Managed Moderate Growth Portfolio     SA Allocation Moderate Growth
                                               Portfolio
---------------------------------------------  --------------------------------
SA Multi-Managed Income/Equity Portfolio       SA Allocation Moderate Portfolio
---------------------------------------------  --------------------------------


Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the funds listed below.

*	SA Multi-Managed International Equity Portfolio
*	SA Multi-Managed Large Cap Growth Portfolio
*	SA Multi-Managed Large Cap Value Portfolio
*	SA Multi-Managed Mid Cap Growth Portfolio
*	SA Multi-Managed Mid Cap Value Portfolio
*	SA Multi-Managed Small Cap Portfolio

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.